Investment security (Details) ¥ in Thousands, $ in Thousands		12 Months Ended
	May. 06, 2015 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)	Dec. 31, 2015 CNY (¥)
Investment security [Abstract]
Purchase on May 6, 2015		$ 26,651	¥ 172,639
Unrealized loss		(7,175)	(46,480)
Unrealized exchange difference			9,793
Balance at December 31, 2015		20,987				¥ 135,952
Investment security [Line Items]
Total cash consideration		$ 26,651	¥ 172,639
IT''S SKIN CO., LTD. [Member]
Investment security [Abstract]
Purchase on May 6, 2015	¥ 172,639
Investment security [Line Items]
Percentage of equity stake acquired	2.00%
Total cash consideration	¥ 172,639